Subsequent Events (Details) - USD ($)		12 Months Ended
	Feb. 12, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Subsequent Events [Line Items]
Aggregate gross proceeds (in Dollars)		$ 6,500,000
Series A-1 Warrants [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds (in Dollars)		18,000
Series A-2 Warrants [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds (in Dollars)		30,000
February 2026 Offering [Member]
Subsequent Events [Line Items]
Shares issued, price per share (in Dollars per share)	$ 0.4
Other offering expenses (in Dollars)
Gross proceeds (in Dollars)		27,730
Aggregate gross proceeds (in Dollars)		$ 48,000
February 2026 Offering [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Pre-funded warrants	45,000,000
February 2026 Offering [Member] | Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Exercise price of warrants (in Dollars per share)	$ 0.0001
February 2026 Offering [Member] | Pre Funded Warrants [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Pre-funded warrants	27,053,850
Shares issued, price per share (in Dollars per share)	$ 0.3999
February 2026 Offering [Member] | Series A-1 Warrants [Member]
Subsequent Events [Line Items]
Exercise price of warrants (in Dollars per share)		$ 0.4
February 2026 Offering [Member] | Series A-1 Warrants [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Pre-funded warrants	45,000,000
Investors share (in Dollars per share)	$ (0.6)
February 2026 Offering [Member] | Series A-2 Warrants [Member]
Subsequent Events [Line Items]
Exercise price of warrants (in Dollars per share)		$ 0.4
February 2026 Offering [Member] | Series A-2 Warrants [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Pre-funded warrants	75,000,000
February 2026 Offering [Member] | Series A Warrants [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued, price per share (in Dollars per share)	$ 0.4
Class A Common Stock [Member]
Subsequent Events [Line Items]
Pre-funded warrants		2,074,012	664,883
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Pre-funded warrants	75,000,000
Class A Common Stock [Member] | Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Pre-funded warrants				27,053,850
Class A Common Stock [Member] | February 2026 Offering [Member]
Subsequent Events [Line Items]
Issuance of shares	47,946,150
Class A Common Stock [Member] | February 2026 Offering [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of shares	47,946,150
Pre-funded warrants	27,053,850